Acquisitions and Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Results For Discontinued Operations

The results for discontinued operations for the three and six months ended June 30, 2013 and 2014 were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2014	2013	2014
Revenue	$356	$—	$712	$338

Operating income (loss)	19	—	33	(26)
Interest expense	(18)	—	(36)	(18)
Gain (loss) on sale of business	—	—	1	23

Income (loss) before income taxes	1	—	(2)	(21)
Benefit from (provision for) income taxes	9	—	—	4

Income (loss) from discontinued operations	$10	$—	$(2)	$(17)

The results for the discontinued operations for the years ended December 31, 2011, 2012 and 2013 were as follows (in millions):

	Year ended December 31,
	2011	2012	2013
Revenue	$2,070	$1,509	$1,421

Operating income (loss) before goodwill impairment	227	106	71
Goodwill impairment charge	(39)	(385)	—

Operating income (loss)	188	(279)	71
Interest expense, net	(62)	(68)	(73)
Other income (expense)	(1)	(1)	1
Gain (loss) on sale of business	—	571	—

Income (loss) before income taxes	125	223	(1)
Benefit from (provision for) income taxes	(198)	(246)	18

Income (loss) from discontinued operations	$(73)	$(23)	$17

Assets and Liabilities Related to Discontinued Operations

Assets of discontinued operations and liabilities of discontinued operations consisted of the following at December 31, 2013 (in millions):

December 31, 2013

Cash and cash equivalents	$31
Trade receivable, net	227
Prepaid expenses and other current assets	70
Property and equipment, net	669
Software products, net	40
Customer base, net	734
Other	10
Goodwill	735

Assets of discontinued operations	$2,516

Accounts payable	$47
Accrued compensation and benefits	45
Other accrued expenses	78
Deferred revenue	260
Current portion of long-term debt	2
Long-term debt	5
Deferred income taxes	282
Other long-term liabilities	80

Liabilities of discontinued operations	$799

Assets of discontinued operations and liabilities of discontinued operations consisted of the following at December 31, 2012 and 2013 (in millions):

	December 31, 2012	December 31, 2013
Cash and cash equivalents	$11	$31
Trade receivables, net	238	227
Prepaid expenses and other current assets	73	70
Property and equipment, net	709	669
Software products, net	50	40
Customer base, net	884	734
Other	9	10
Goodwill	727	735

Assets of discontinued operations	$2,701	$2,516

Accounts payable	$24	$47
Accrued compensation and benefits	51	45
Other accrued expenses	87	78
Deferred revenue	280	260
Current portion of long-term debt	1	2
Long-term debt	3	5
Deferred income taxes	354	282
Other long-term liabilities	78	80

Liabilities of discontinued operations	$878	$799